ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Sunergy Co., Ltd. (the “Company” or "China Sunergy Cayman") was incorporated under the laws of the Cayman Islands on August 4, 2006. The Company and its subsidiaries (collectively referred to as the "Group”) are principally engaged in the design, development, manufacturing and marketing of solar cells and modules in the People’s Republic of China (the “PRC”) and overseas markets.

As of December 31, 2011, the Company’s subsidiaries include the following entities:

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.
("Sunergy Nanjing")	Solar cells manufacturing	August 2, 2004	100%	PRC
China Sunergy (Shanghai) Co., Ltd.
("Sunergy Shanghai")	Solar cells manufacturing	November 1, 2007	100%	PRC
CEEG (Shanghai) Solar Science Technology Co., Ltd
("SST")	Modules manufacturing	November 1, 2010	100%	PRC
CEEG (Nanjing) Renewable Energy Co., Ltd
("NRE")	Modules manufacturing	November 1, 2010	100%	PRC
China Sunergy (US) Clean Tech Inc	Sales & Marketing service April 8, 2011		100%	US
China Sunergy Trading (Hong Kong)
Co., Limited	Trading	May 4, 2011	100%	Hong Kong
China Sunergy (Yangzhou) Co., Ltd	Solar cell
	Manufacturing and R&D	June 30, 2011	100%	PRC
China Sunergy Luxembourg S.A	Photovoltaic project's
	Engineering & sales	August 5, 2011	100%	Luxembourg

On November 1, 2010, Sunergy Nanjing acquired all equity interests of SST and NRE. See Note 3 "Business acquisitions" for details.

In 2011, the Group established China Sunergy Luxembourg S.A. through acquisition of a shell company and began entering into arrangements to develop commercial solar power systems (“project assets”). The details of the project assets are discussed in Note 2(h).